Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjusted Balance	Common Stock	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Additional paid-in capital	Additional paid-in capital Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning balance of common stock (in shares) at Dec. 31, 2020			30,281,520
Beginning balance of stockholders' equity at Dec. 31, 2020	$ 16,496		$ 3		$ 135,616		$ (1,562)		$ (117,561)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	(896)						(896)
Share-based compensation	315				315
Net loss	(1,999)								(1,999)
Ending balance of common stock (in shares) at Mar. 31, 2021			30,281,520
Ending balance of stockholders' equity at Mar. 31, 2021	6,523		$ 3		128,538		(2,458)		(119,560)
Beginning balance of common stock (in shares) at Dec. 31, 2020			30,281,520
Beginning balance of stockholders' equity at Dec. 31, 2020	16,496		$ 3		135,616		(1,562)		(117,561)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	(478)
Net loss	(8,201)
Ending balance of common stock (in shares) at Jun. 30, 2021			30,281,520
Ending balance of stockholders' equity at Jun. 30, 2021	(6,478)		$ 3		121,321		(2,040)		(125,762)
Beginning balance of common stock (in shares) at Dec. 31, 2020			30,281,520
Beginning balance of stockholders' equity at Dec. 31, 2020	16,496		$ 3		135,616		(1,562)		(117,561)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	(1,733)
Net loss	$ (12,574)
Ending balance of common stock (in shares) at Sep. 30, 2021	71,810,419		71,827,317
Ending balance of stockholders' equity at Sep. 30, 2021	$ 279,562		$ 7		412,985		(3,295)		(130,135)
Beginning balance of common stock (in shares) at Dec. 31, 2020			30,281,520
Beginning balance of stockholders' equity at Dec. 31, 2020	16,496		$ 3		135,616		(1,562)		(117,561)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	(1,901)						(1,901)
Share-based compensation	(1,856)				(1,856)
Net loss	$ (24,776)								(24,776)
Ending balance of common stock (in shares) at Dec. 31, 2021	72,027,743		72,027,743	72,027,743
Ending balance of stockholders' equity at Dec. 31, 2021	$ 267,522	$ 256,208	$ 7	$ 7	413,315	$ 401,702	(3,463)	$ (3,463)	(142,337)	$ (142,038)
Beginning balance of common stock (in shares) at Mar. 31, 2021			30,281,520
Beginning balance of stockholders' equity at Mar. 31, 2021	6,523		$ 3		128,538		(2,458)		(119,560)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	418						418
Share-based compensation	315				315
Net loss	(6,202)								(6,202)
Ending balance of common stock (in shares) at Jun. 30, 2021			30,281,520
Ending balance of stockholders' equity at Jun. 30, 2021	(6,478)		$ 3		121,321		(2,040)		(125,762)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	(1,255)						(1,255)
Share-based compensation	(3,519)				(3,519)
Net loss	$ (4,373)								(4,373)
Ending balance of common stock (in shares) at Sep. 30, 2021	71,810,419		71,827,317
Ending balance of stockholders' equity at Sep. 30, 2021	$ 279,562		$ 7		412,985		(3,295)		(130,135)
Beginning balance of common stock (in shares) at Dec. 31, 2021	72,027,743		72,027,743	72,027,743
Beginning balance of stockholders' equity at Dec. 31, 2021	$ 267,522	256,208	$ 7	$ 7	413,315	401,702	(3,463)	(3,463)	(142,337)	(142,038)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	(123)						(123)
Share-based compensation	2,050				2,050
Common stock issued pursuant to acquisition (in shares)			4,212,246
Common stock issued pursuant to acquisition	23,295		$ 1		23,294
Net loss	(11,572)								(11,572)
Ending balance of common stock (in shares) at Mar. 31, 2022			76,239,989
Ending balance of stockholders' equity at Mar. 31, 2022	$ 269,858		$ 8		427,046		(3,586)		(153,610)
Beginning balance of common stock (in shares) at Dec. 31, 2021	72,027,743		72,027,743	72,027,743
Beginning balance of stockholders' equity at Dec. 31, 2021	$ 267,522	256,208	$ 7	$ 7	413,315	401,702	(3,463)	(3,463)	(142,337)	(142,038)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	(2,496)
Net loss	(22,362)
Ending balance of common stock (in shares) at Jun. 30, 2022			76,239,989
Ending balance of stockholders' equity at Jun. 30, 2022	$ 259,196		$ 8		429,547		(5,959)		(164,400)
Beginning balance of common stock (in shares) at Dec. 31, 2021	72,027,743		72,027,743	72,027,743
Beginning balance of stockholders' equity at Dec. 31, 2021	$ 267,522	256,208	$ 7	$ 7	413,315	401,702	(3,463)	(3,463)	(142,337)	(142,038)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	(4,711)
Net loss	(36,639)
Ending balance of common stock (in shares) at Sep. 30, 2022			76,292,241
Ending balance of stockholders' equity at Sep. 30, 2022	$ 245,723		$ 8		432,566		(8,174)		(178,677)
Beginning balance of common stock (in shares) at Dec. 31, 2021	72,027,743		72,027,743	72,027,743
Beginning balance of stockholders' equity at Dec. 31, 2021	$ 267,522	$ 256,208	$ 7	$ 7	413,315	$ 401,702	(3,463)	$ (3,463)	(142,337)	$ (142,038)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	(2,927)						(2,927)
Share-based compensation	10,296				10,296
Common stock issued pursuant to acquisition (in shares)			4,212,246
Common stock issued pursuant to acquisition	23,295		$ 1		23,294
Net loss	$ (106,200)								(106,200)
Ending balance of common stock (in shares) at Dec. 31, 2022	76,292,241		76,292,241
Ending balance of stockholders' equity at Dec. 31, 2022	$ 180,672		$ 8		435,292		(6,390)		(248,238)
Beginning balance of common stock (in shares) at Mar. 31, 2022			76,239,989
Beginning balance of stockholders' equity at Mar. 31, 2022	269,858		$ 8		427,046		(3,586)		(153,610)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	(2,373)						(2,373)
Share-based compensation	2,501				2,501
Net loss	(10,790)								(10,790)
Ending balance of common stock (in shares) at Jun. 30, 2022			76,239,989
Ending balance of stockholders' equity at Jun. 30, 2022	259,196		$ 8		429,547		(5,959)		(164,400)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	(2,215)						(2,215)
Share-based compensation	3,019				3,019
Net loss	(14,277)								(14,277)
Ending balance of common stock (in shares) at Sep. 30, 2022			76,292,241
Ending balance of stockholders' equity at Sep. 30, 2022	$ 245,723		$ 8		432,566		(8,174)		(178,677)
Beginning balance of common stock (in shares) at Dec. 31, 2022	76,292,241		76,292,241
Beginning balance of stockholders' equity at Dec. 31, 2022	$ 180,672		$ 8		435,292		(6,390)		(248,238)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment	128						128
Share-based compensation	2,570				2,570
Vesting of restricted stock units (in shares)			395,067
Shares withheld related to net share settlement (in shares)			(134,713)
Shares withheld related to net share settlement	(185)				(185)
Net loss	$ (18,490)								(18,490)
Ending balance of common stock (in shares) at Mar. 31, 2023	76,552,595		76,552,595
Ending balance of stockholders' equity at Mar. 31, 2023	$ 164,695		$ 8		$ 437,677		$ (6,262)		$ (266,728)